As Filed with the Securities and Exchange Commission on December 7, 2017

Registration Nos.: 333-203265; 811-05961

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.    ☐

Post-Effective Amendment No. 15    ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 69    ☒

(Check appropriate box or boxes)

VARIABLE ANNUITY-2 SERIES ACCOUNT

(Exact name of Registrant)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY of NEW YORK

(Name of Depositor)

489 Fifth Ave., 28th Floor

New York, New York 10017

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code:

(800) 537-2033

Andra S. Bolotin

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company of New York

489 Fifth Ave., 28th Floor

New York, New York 10017

(Name and Address of Agent for Service)

Copy to:

Ann B. Furman, Esq.

Carlton Fields Jorden Burt, P.A.

1025 Thomas Jefferson Street, N.W., Suite 400 West

Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on December 21, 2017 pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Individual Flexible Premium Variable Annuity Contract

Explanatory Note

Registrant is filing this Post-Effective Amendment No. 15 pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933 for the sole purpose of delaying the effectiveness of Post-Effective Amendment No. 14 to Registrant’s Registration Statement (File No. 333-203265) filed pursuant to Rule 485(a) of the Securities Act of 1933, until December 21, 2017. Since no other changes are intended to be made to Post-Effective Amendment No. 14 by means of this filing, Parts A, B, and C of Post-Effective Amendment No. 14 are incorporated herein by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado on this 7th day of December, 2017.

VARIABLE ANNUITY-2 SERIES ACCOUNT
(Registrant)

By:	/s/ Andra S. Bolotin
Andra S. Bolotin
President and Chief Executive Officer of Great-West Life & Annuity Insurance Company of New York

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK (Depositor)

By:	/s/ Andra S. Bolotin
Andra S. Bolotin
President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ R. Jeffrey Orr		December 7, 2017
R. Jeffrey Orr*	Chairman of the Board

/s/ Andra S. Bolotin		December 7, 2017
Andra S. Bolotin	President and Chief Executive Officer

/s/ Kara S. Roe		December 7, 2017
Kara S. Roe	Principal Accounting Officer

Marcia D. Alazraki	Director

/s/ John L. Bernbach		December 7, 2017
John L. Bernbach*	Director

/s/ André R. Desmarais		December 7, 2017
André R. Desmarais*	Director

/s/ Paul G. Desmarais, Jr.		December 7, 2017
Paul G. Desmarais, Jr.*	Director

/s/ Stuart Z. Katz		December 7, 2017
Stuart Z. Katz*	Director

/s/ T. Timothy Ryan, Jr.		December 7, 2017
T. Timothy Ryan, Jr.*	Director

/s/ Jerome J. Selitto		December 7, 2017
Jerome J. Selitto*	Director

/s/ Brian E. Walsh		December 7, 2017
Brian E. Walsh*	Director

*By: /s/ Ryan L. Logsdon		December 7, 2017
Ryan L. Logsdon
Attorney-in-Fact pursuant to Power of Attorney